Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	810,401,813.39	36,682
Yield Supplement Overcollateralization Amount 08/31/21	28,353,768.25	0
Receivables Balance 08/31/21	838,755,581.64	36,682
Principal Payments	32,782,964.15	726
Defaulted Receivables	433,296.22	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	26,815,037.59	0
Pool Balance at 09/30/21	778,724,283.68	35,935

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.10%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,646,164.80	149
Past Due 61-90 days	1,005,441.48	43
Past Due 91-120 days	282,713.44	15
Past Due 121+ days	0.00	0
Total	4,934,319.72	207

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	361,893.43
Aggregate Net Losses/(Gains) - September 2021	71,402.79
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.10%
Prior Net Losses Ratio	0.14%
Second Prior Net Losses Ratio	0.00%
Third Prior Net Losses Ratio	0.10%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	8,955,329.26
Actual Overcollateralization	8,955,329.26
Weighted Average Contract Rate	3.97%
Weighted Average Contract Rate, Yield Adjusted	5.71%
Weighted Average Remaining Term	51.38

Flow of Funds	$ Amount
Collections	35,924,301.05
Investment Earnings on Cash Accounts	297.97
Servicing Fee	(698,962.98)
Transfer to Collection Account	-
Available Funds	35,225,636.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	284,931.47
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,457,908.86
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,955,329.26
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,578,190.70

Total Distributions of Available Funds	35,225,636.04

Servicing Fee	698,962.98
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	801,082,192.54
Principal Paid	31,313,238.12
Note Balance @ 10/15/21	769,768,954.42

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	223,082,192.54
Principal Paid	31,313,238.12
Note Balance @ 10/15/21	191,768,954.42
Note Factor @ 10/15/21	40.9990496%

Class A-3
Note Balance @ 09/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	416,710,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-4
Note Balance @ 09/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	104,620,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	37,770,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	18,900,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	334,207.22
Total Principal Paid	31,313,238.12
Total Paid	31,647,445.34

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	65,065.64
Principal Paid	31,313,238.12
Total Paid to A-2 Holders	31,378,303.76

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2661436
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9360840
Total Distribution Amount	25.2022276

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1391064
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.9458206
Total A-2 Distribution Amount	67.0849270

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	110.43
Noteholders' Third Priority Principal Distributable Amount	603.58
Noteholders' Principal Distributable Amount	285.99

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	12,588,844.52
Investment Earnings	270.03
Investment Earnings Paid	(270.03)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,818,962.68	$2,911,472.46	$2,694,438.04
Number of Extensions	102	105	99
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.33%	0.30%